FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of assets and liabilities that are measured at fair value
	December 31, 2016
	Level 1	Level 2	Total
Marketable securities	$957	$60,240	$61,197
Currency options designated as hedging instruments (current asset)	-	$2	$2

	December 31, 2015
	Level 1	Level 2	Total

Marketable securities	$1,977	$54,770	$56,747
Currency options designated as hedging instruments (current liability)	-	$(5)	$(5)

Summary of the changes in the fair value of the financial liabilities classified as Level 3 (the derivative embedded in the convertible loans)
The table below sets forth a summary of the changes in the fair value of the Company’s financial liabilities classified as Level 3 (the derivative embedded in the convertible loans):

	2014
	Warrants*	Embedded derivatives**
Balance at beginning of year	$-	$1,529
Warrants issued during the year	2,129	-
Changes in fair value during the year	6,365	680
Conversion of convertible loans	-	(2,209)
Conversion of warrants from preferred A warrants into ordinary share warrants	(8,494)	-
Balance at end of year	$-	$-